Financing Income (Expenses), Net (Schedule of Financing Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financing income (expenses), net [Abstract]
Interest income from bank deposits	$ 780	$ 2,545	$ 4,360
Interest income from deferred payment (Note 13)	13,511	15,134	14,166
Interest income from associated company			8,494
Net change in exchange rates			1,129
Other income			443
Financing income	14,291	17,679	28,592
Financing expenses
Interest expenses to banks and others	(24,402)	(22,420)	(30,382)
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	(6,300)	(2,743)
Net change in exchange rates	(5,645)	(2,328)
Net change in fair value of derivative financial instruments	(1,569)	(1,657)
Early repayment fee	(11,852)
Other expenses	(1,406)	(798)
Financing expenses	(51,174)	(29,946)	(30,382)
Net financing expenses recognized in the statement of profit and loss	$ (36,883)	$ (12,267)	$ (1,790)